GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the year ended December 31, 2015 are as follows:

Balance as of January 1, 2014	$6,168

Acquired during the year (see Note 1d)	13,518

Foreign currency translation adjustments	(309)

Balance as of December 31, 2014	19,377

Foreign currency translation adjustments	(286)

Balance as of December 31, 2015	$19,091